Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
(a)
Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC assuming the Group will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, if the Company had not consummated a Qualified IPO or Qualified share sale by September 30, 2024, which are out of the control of the Company, the redeemable preferred shareholders would have rights to request the Company to redeem all of the redeemable preference shares. The aggregate redemption amount by September 30, 2024 for all redeemable preference shares outstanding as of December 31, 2023 would be US$39.0 million. As a result, substantial doubt about the Company’s ability to continue as a going concern existed before the Company completed a Qualified IPO on September 11, 2024.

The Group had been evaluating strategies to obtain additional funding for future operations. These strategies included, but were not limited to, obtaining equity financing, issuing debt or entering into other financing arrangements, obtaining agreements with the existing investors to extend the due dates for outstanding debt and the redemption dates of redeemable preference shares. However, the Group might be unable to access to future equity or debt financing when needed. As such, there could be no assurance that the Group would be able to obtain additional liquidity when needed or under acceptable terms, if at all.

The consolidated financial statements for the year ended December 31, 2023 do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Group were unable to continue as a going concern. The Company has completed a Qualified IPO on September 11, 2024 and all redeemable preferred shares were converted into Class A ordinary shares. The net proceeds to the Company from the IPO and the partial exercise of the over-allotment option, after deducting commissions and offering expenses, were approximately US$19.1 million. The Group has cash and cash equivalents of US$11.4 million and working capital of US$13.6 million as of December 31, 2025. The Group’s available cash and working capital will be sufficient to support its continuous operations and to meet its payment obligations when liabilities fall due within the next twelve months from the date of issuance of these consolidated financial statements. As a result, no substantial doubt about the Company’s ability to continue as a going concern existed as of December 31, 2025.

Principles of consolidation
(b)
Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances among the Company and its wholly-owned subsidiaries have been eliminated upon consolidation.

Use of estimates
(c)
Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Accounting estimates include, but not limited to, allowance for doubtful accounts, write downs for excess and obsolete inventories, the realization of deferred income tax assets and the fair value of ordinary shares, redeemable preference shares, convertible debts and share-based compensation awards. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Commitments and contingencies
(d)
Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non‑income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash and cash equivalents
(e)
Cash and cash equivalents

Cash and cash equivalents consisted of cash on hand, cash at bank, bank check, term deposits and other monetary funds, which have original maturities of three months or less and are readily convertible to known amounts of cash. The Group’s cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at below locations:

	As of December 31,
	2024	2025
	US$	US$
Financial institutions in the mainland of the PRC
—Denominated in RMB	11,977,938	1,827,969
—Denominated in USD	1,117,452	7,400
—Denominated in EUR	1,776,869	1,574,250
Total cash and cash equivalents balances held at mainland PRC financial institutions	14,872,259	3,409,619
Financial institution in Germany
—Denominated in EUR	2,882,073	1,833,658
Total cash balances held at a Germany financial institution	2,882,073	1,833,658
Financial institutions in the USA
—Denominated in USD	9,018,804	6,141,320
Total cash balances held at a USA financial institution	9,018,804	6,141,320
Total cash and cash equivalents balances held at financial institutions	26,773,136	11,384,597

Restricted cash
(f)
Restricted cash

Restricted cash represents cash deposited with a bank primarily in connection with two pending litigation matters as of December 31, 2025. The restriction on the use of such cash and any related interest income is imposed by the bank and will remain in effect until the respective legal proceedings are concluded. This balance is classified as a current asset on the Group's consolidated balance sheets, as the restriction is expected to be released within the 12 months following December 31, 2025. The Group had no restricted cash as of December 31, 2024. The restricted cash is denominated in RMB and held at financial institutions in the PRC.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	As of December 31,
	2024	2025
	US$	US$
Cash and cash equivalents	26,773,902	11,385,381
Restricted cash	—	2,522,898
Total cash, cash equivalents and restricted cash	26,773,902	13,908,279

Accounts receivable, net
(g)
Accounts receivable, net

Accounts receivable primarily consists of receivables from customers, which are recognized and carried at the original invoice amount less an allowance for credit losses.

Prior to the adoption of ASC 326, Financial Instruments - Credit Loss, the Group establishes an allowance for doubtful accounts primarily based on the aging of the receivables and factors surrounding the credit risk of specific customers. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

The Group adopted ASC 326, Financial Instruments - Credit Loss on January 1, 2023 using the modified retrospective approach. Upon adoption of ASC 326 starting from January 1, 2023, the provision of credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical credit loss experience, adjusted for relevant factors impacting collectability and forward-looking information indicative of external market conditions. While the Group uses the best information available in making determination, the ultimate recovery of recorded receivables is also dependent upon future economic events and other conditions that may be beyond the Group’s control. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Group does not have any off-balance sheet credit exposure related to its customers. The effect of the adoption on the cumulative deficit as of January 1, 2023 was US$29,923.

Inventories
(h)
Inventories

Inventories, consisting of raw materials, work in progress and finished goods, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the weighted average cost method. Cost of finished goods comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity. Inventory that is sold to third parties is included within cost of revenues. Inventory that is installed on the operator properties where the Company retains ownership is transferred to property and equipment at the carrying value of the inventory. Inventory is written down for damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand. When appropriate, write downs to inventory are recorded to write down the cost of inventories to their net realizable value.

Property and equipment, net
(i)
Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment.

The estimated useful lives are as follows:

Machinery and equipment	5 years
EV Chargers	5 years
Office and electronic equipment	3 ~ 5 years
Software	10 years
Leasehold improvements	shorter of 5 years or lease term
Vehicle	5 years

The Group constructs certain of its property and equipment. In addition to costs under the construction contracts, external costs that are directly related to the construction and acquisition of such property and equipment are capitalized. Depreciation is recorded at the time assets are ready for their intended use. Such properties are classified to the appropriate categories of property and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Depreciation commences when the asset is ready for its intended use. Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

Intangible assets, net
(j)
Intangible assets, net

Intangible asset mainly represents acquired licenses, which are amortized on a straight-line basis over the estimated useful life of 3 years. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Amortization expenses were US$29,597, US$26,981 and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

Leases
(k)
Leases

The Group adopts ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) for all periods presented. The Group elects the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group as a lessee recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. Lease expense is recorded on a straight-line basis over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options.

The Group elects not to separate non-lease components from lease components, therefore, accounts for lease component and non-lease components as a single lease component.

Any lease modifications are evaluated in accordance with ASC 842-10-15-6 to determine their impact on the existing lease classification and measurement. A partial lease termination is accounted for by proportionally reducing both the lease liability and the ROU asset. Any difference between the reduction in the lease liability and the corresponding reduction in the ROU asset is recognized as a gain or loss in the consolidated statements of comprehensive loss. During the year ended December 31, 2025, the Group modified a lease arrangement in respective year to reduce leased space, resulting in lower monthly rental obligations. For the years ended December 31, 2025, the modification resulted in a loss of $11,890, which were recorded as a loss in the consolidated statements of comprehensive loss.

Long-term investments
(l)
Long-term investments

The Group’s long-term investments are consisted of equity investments without readily determinable fair value. The Group adopted Accounting Standards Codification (“ASC”) Topic 321, Investments-Equity Securities (“ASC 321”) to accounting of equity investment. Pursuant to ASC 321, the Group uses the measurement alternative to measure the investment at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investment of the same issuer. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in net income equal to the difference between the carrying value and fair value. As of December 31, 2024 and 2025, the Group evaluated its investments, taking into consideration, including, but not limited to, the duration, degree and causes of the decline in financial results, its intent and ability to hold the investment and the invested companies' financial performance and near-term prospects. Based on the evaluation, the Group’s long-term investments are not impaired.

Impairment of long-lived assets
(m)
Impairment of long-lived assets

Long-lived assets such as property and equipment, intangible assets and operating lease right-of-use assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets or asset groups by comparing the carrying value of the assets or asset groups with an estimate of future undiscounted cash flows expected to be generated from the use of the assets or asset groups and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets or asset groups, the Group recognizes an impairment loss based on the excess of the carrying value of the assets or asset groups over the fair value of the assets or asset groups. No impairment of long-lived assets or asset groups was recognized for the years ended December 31, 2023, 2024 and 2025.

Value added taxes
(n)
Value added taxes

The Company’s PRC subsidiaries and German subsidiary are subject to value added tax (“VAT”). Revenues from sales of products are generally subject to VAT at the rate of 13% for PRC subsidiaries and 19% for German subsidiary, respectively. Revenues from services are generally subject to VAT at the rate of 6% for PRC subsidiaries. The Group paid to local tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

Financial liability
(o)
Financial liability

Financial liability, consisting of warrants to purchase redeemable equity interest of X-Charge Technology, is recorded on the consolidated balance sheets at fair value. Changes in fair values was included in the changes in fair value of financial instruments on the consolidated statements of comprehensive loss.

Fair value measurements
(p)
Fair value measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other receivables included in prepayments and other current assets, short-term bank borrowings, accounts payable, financial liability, convertible debts and other payables included in accrued expenses and other current liabilities. Financial liability and convertible debts were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy, see Note 12. The carrying amounts of other short-term financial assets and liabilities approximate their fair values because of the short maturity of these instruments.

Revenue recognition
(q)
Revenue recognition

The Group generates substantially all of its revenues from sales of electric vehicles (“EV”) chargers to the Group’s PRC domestic and overseas customers. The Group also generates its revenues from provision of EV chargers related support services.

The Group adopted Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented.

The Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, it recognizes revenue at a point in time when the performance obligation is satisfied.

Product

In the sales of EV chargers, the Group’s performance obligation is to deliver the promised EV chargers, including both the hardware and embedded software, to the customers. The software embedded in the EV chargers is not considered distinct as it is integral to the functionality of the EV chargers. The Group recognizes revenue from the sales of EV chargers at a point in time when they are accepted by customers. Generally, the customers are required to pay the transaction price, which is fixed amount as stated in the contracts, within one to six months after they receive the EV chargers.

The Group also provides a standard warranty covering one to three years to all the customers under which the Group is required to fix defects of the hardware and the embedded software. The Group considers the standard warranty is not providing incremental service to customers rather an assurance to the quality of the products and therefore, the Group does not identify the standard warranty as a separate performance obligation. The estimated warranty costs are recognized as a liability when the Group transfers control of the EV chargers to the customers.

Service

The Group also provides software upgrades and updates services and optional platform services to the customers who purchases EV chargers from the Group. The software upgrades and updates service consist of unspecified future software updates and upgrades upon the customer's request. The optional platform services enable the customers to remotely connect, configure and monitor their EV chargers.

The software upgrades and updates service, the optional platform services and the EV chargers are accounted for as three separate performance obligations because they are capable of being distinct and there is no significant integration, inter-relation or interdependence among these three promises. The Group allocates the transaction price to the software upgrades and updates service, the optional platform services and the EV chargers based on their relative stand-alone selling prices if they are sold together. The stand-alone selling prices are estimated using expected cost plus a margin approach for performance obligations in a bundled transaction if the Company does not have standalone sales of such performance obligations.

The Group recognizes the revenues from the software upgrades and updates service and the optional platform services over the contractual service period, which is generally one to two years, on a straight-line basis as the customer simultaneously receives and consumes the benefits provided by the Group as the Group performs and the Group’s efforts are expended evenly throughout the period.

The Group also provides optional maintenance service and extended warranty service to the customers. Revenue from the optional maintenance service, which generally takes one to two days to complete, is recognized at a point in time when the service is completed. Revenue from the extended warranty service is recognized over the warranty period on a straight-line basis.

Contract Balances

The Group recognizes a receivable when it has an unconditional right to receive consideration from a customer. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due. If revenue has been recognized before the Group has an unconditional right to receive consideration, the amount is presented as a contract asset. The Group did not have any contract assets as of December 31, 2024 and 2025.

The Group recognizes a contract liability when the customer pays the consideration before the Group recognizes the related revenue or when the Group has an unconditional right to receive the consideration before the Group recognizes the related revenue, and in such case a corresponding receivable will be recognized.

Changes in the Group’s contract liabilities are presented as follows for the years ended December 31, 2024 and 2025:

Contract liabilities as of January 1, 2024	1,332,132
Cash received in advance, excluding VAT	13,769,113
Revenue recognized from opening balance of contract liabilities	(1,021,831)
Revenue recognized from contract liabilities arising during 2024	(10,791,785)
Foreign currency translation	(58,198)
Contract liabilities as of December 31, 2024	3,229,431
Cash received in advance, excluding VAT	8,031,503
Revenue recognized from opening balance of contract liabilities	(2,043,549)
Revenue recognized from contract liabilities arising during 2025	(5,276,614)
Foreign currency translation	133,734
Contract liabilities as of December 31, 2025	4,074,505

Warranties
(r)
Warranties

The Group provides standard warranties for general repairs of defects that exist at the time of sale of EV chargers. The Group accrues the estimated costs of warranties at the time when revenue is recognized. The specific terms and conditions of those warranties vary among different types of EV Chargers. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement. These factors are estimates that may change based on new information that becomes available each period. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accrued expenses and other current liabilities while the remaining balance is included within other non-current liabilities on the consolidated balance sheets.

Cost of Revenues	(s) Cost of Revenues Cost of revenues mainly consists of the cost of products sold, shipping costs, warranty costs and write-downs of inventories.
Selling and Marketing Expenses
(t)
Selling and Marketing Expenses

Selling and marketing expenses mainly consist of (i) staff cost and share-based compensation expense, rental and depreciation related to selling and marketing functions, (ii) advertising expenses and (iii) other selling and marketing expenses. Advertising expenses are expensed as incurred. The advertising expenses were US$797,823, US$1,023,352 and US$795,670 for the years ended December 31, 2023, 2024 and 2025, respectively.

General and Administrative Expenses
(u)
General and Administrative Expenses

General and administrative expenses mainly consist of (i) staff cost and share-based compensation expense, rental and depreciation related to general and administrative personnel, (ii) foreign currency exchange gain (loss), (iii) professional expenses and (iv) other general corporate expenses.

Research and Development Expenses
(v)
Research and Development Expenses

Research and development expenses mainly consist of (i) staff cost and share-based compensation expense, rental and depreciation related to research and development personnel, and (ii) research and development materials. Research and development expenses are expensed as incurred.

Costs incurred for the preliminary project stage of internal use software are expensed when incurred in research and development expenses. Costs incurred during the application development stage are capitalized when certain criteria of ASC 350-40 are met. Costs incurred during the post-implementation-operation stage are also expensed as incurred. As the period qualified for capitalization has historically been very short and the development costs incurred during this period have been insignificant, development costs of internal use software to date have been expensed when incurred.

Government Grants
(w)
Government Grants

Government grants generally consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The eligibility to receive such benefits and amount of financial subsidy to be granted are determined at the discretion of the relevant government authorities.

Government grants are recognized when there are reasonable assurances that the Group will comply with the conditions attach to them and the grants will be received. Government grants for the purpose of giving immediate financial support to the Group with no future related costs or obligation are recognized in the Group’s consolidated statements of comprehensive income (loss) when the grants become receivable.

US$428,066, US$38,167 and US$120,721 were recognized in government grants for the years ended December 31, 2023, 2024 and 2025, respectively. The deferred government subsidies included in liabilities were nil as of both December 31, 2024 and 2025.

Share-based Compensation
(x)
Share-based compensation

The Company grants unvested shares and restricted shares units (“RSU”) of the Company to eligible employees, officers and non-employee consultants and accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation.

Share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for shares and restricted shares granted with only service conditions that have a graded vesting schedule, using the straight-line vesting method, over the vesting period, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

The Group elects to recognize the effect of forfeitures in compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

Employee Benefits
(y)
Employee Benefits

The Company’s subsidiaries in the PRC and Germany participate in respective government mandated, multiemployer, defined contribution plans, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. Both German Company Pension Scheme Act and the PRC labor laws require the local entities to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the basic compensation of qualified employees, respectively. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as cost of revenues and operating expenses in the accompanying consolidated statements of comprehensive loss amounted to US$1.6 million, US$2.18 million and US$2.0 million for the years ended December 31, 2023, 2024 and 2025, respectively.

Income Taxes
(z)
Income Taxes

Current income taxes are recorded in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using the liability method. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

Foreign Currency Translation and Foreign Currency Risks
(aa)
Foreign currency translation and foreign currency risks

The Group’s reporting currency is United States Dollars (“US$”). The functional currency of the Company and its subsidiaries incorporated in United States, HK S.A.R., British Virgin Islands and Singapore is US$, The functional currency of the Company’s subsidiary incorporated in Germany is Euro (“EUR”), and the functional currency of the Company’s PRC subsidiaries is Renminbi (“RMB”). Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as general and administrative expenses in the consolidated statements of comprehensive loss.

The financial statements of the Company’s German subsidiary and the PRC subsidiaries are translated from their functional currency into US$. Assets and liabilities are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings or deficits generated in the current period are translated into US$ using the appropriate historical rates.

Revenues, expenses, gains and losses are translated into US$ using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income or loss in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of consolidated statements of changes in shareholders’ (deficit) equity.

Concentration of Risk
(bb)
Concentration of risk

Concentration of customers and suppliers

Customers from whom individually represent greater than 10% of total revenues of the Group for the years ended December 31, 2023, 2024 and 2025 are as follows.

	For the Years Ended December 31,
	2023		2024		2025
	US$	%	US$	%	US$	%
Customer A	*	*	*	*	2,819,842	11%
Customer B	*	*	9,622,477	23%	*	*
Customer C	16,325,786	42%	6,397,733	15%	*	*
Customer D	*	*	5,482,894	13%	*	*
Customer E	4,627,547	12%	*	*	*	*

Suppliers from whom individually represent greater than 10% of total purchases of the Group for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Years Ended December 31,
	2023		2024		2025
	US$	%	US$	%	US$	%
Supplier A	5,780,414	23%	4,918,960	26%	1,372,932	12%
Supplier B	*	*	*	*	1,334,219	12%
Supplier C	7,050,112	28%	1,839,392	10%	1,283,536	11%
Supplier D	2,434,481	10%	2,377,647	12%	1,239,046	11%

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,
	2024		2025
	US$	%	US$	%
Customer F	1,713,707	15%	1,224,249	17%
Customer B	1,569,321	14%	*	*
Customer G	1,498,250	13%	*	*
Customer H	1,399,828	12%	*	*
Customer C	1,338,451	12%	*	*

Customers accounting for 10% or more of contract liabilities are as follows:

	As of December 31,
	2024		2025
	US$	%	US$	%
Customer I	*	*	660,000	16%
Customer G	320,308	10%	*	*

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,
	2024		2025
	US$	%	US$	%
Supplier D	1,425,008	19%	1,612,153	24%
Supplier A	2,747,890	36%	1,119,645	17%
Supplier B	*	*	687,776	10%

Suppliers accounting for 10% or more of prepayments are as follows:

	As of December 31,
	2024		2025
	US$	%	US$	%
Supplier E	3,463,506	66%	1,789,478	56%
Supplier C	605,744	12%	625,654	20%
Supplier F	1,000,000	19%	*	*

* The amount was less than 10% of total sales, total purchases or total balance.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, net, other receivables of prepayments and other current assets, and amounts due from related parties.

The Group places its cash and cash equivalents in various commercial banks in the PRC, United States, German and Singapore. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group is exposed to floating interest rate risk on floating rate borrowings, and the risks due to changes in interest rates is not material. The Group has not used any derivative financial instruments to manage its interest risk exposure.

Loss per share
(cc)
Loss per share

Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share when the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis. The Company’s redeemable preference shares and Series Seed preference shares are considered as participating securities because they are entitled to receive dividends or distributions on an as if converted basis if the Group has net income available for distribution under certain circumstances. Net loss is not allocated to other participating securities as they are not obligated to share the loss based on their contractual terms.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the redeemable preference shares, Series Seed preference shares and the exercise of the financial instruments.

Segment Reporting
(dd)
Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s Chief Executive Officer is the Group’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Group has determined that it operates as one operating segment. The Group has concluded that consolidated net loss is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results, and determines how to allocate resources based on consolidated net loss as reported in the consolidated statements of comprehensive loss. There are no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

The Group’s long-lived assets are primarily located in and derived from the PRC, and the amount of long-lived assets attributable to any other individual country is not material. Therefore, no geographical segments are presented.

Statutory Reserves
(ee)
Statutory Reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiaries must make appropriations from their after-tax profits as determined under the Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2023, 2024 and 2025, no appropriation was made to the statutory surplus fund and discretionary surplus fund by the Group’s PRC subsidiaries as these PRC companies were in a position of accumulated losses as determined under PRC GAAP. As of December 31, 2024 and 2025, there was no statutory surplus fund and discretionary surplus fund by the Company’s PRC subsidiaries, as these PRC companies were in accumulated losses as determined under PRC GAAP.

Recent Accounting Pronouncements
(ff)
Recent Accounting Pronouncements

Newly adopted accounting pronouncements

On December 14, 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires a significant expansion of the granularity of the income tax rate reconciliation as well as an expansion of other income tax disclosures. ASU 2023-09 requires a company to disclose specific income tax categories within the rate reconciliation table and provide additional information for reconciling items that meet a quantitative threshold if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pre-tax income (or loss) by the applicable statutory income tax rate. There are also additional disclosures related to income taxes paid disaggregated by jurisdictions. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption are permitted. The Group early adopted ASU 2023-09 from the year ended December 31, 2025 on a prospective basis and included additional disclosures within Note 16 “Income taxes” to comply with the requirements of ASU 2023-09. There was no other impact to the Group’s financial statement disclosures as a result of adopting ASU 2023-09.

Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements and disclosures.